Condensed unaudited interim consolidated statements of operations and comprehensive income (loss) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2022
Revenue
Licensing (Note 3)	$ 49,745	$ 0	$ 856,291	$ 16,978
Up-front fees (Note 3)	18,973	19,068	18,973	19,068
Cost of revenue	(17,427)	0	(17,427)	(397,831)
Gross profit	(805,000)	19,068	1,546	(361,785)
Expenses
Research and development	1,554,762	626,069	1,573,889	1,662,646
Selling, general and administrative	193,528	292,296	425,867	212,063
Depreciation (Note 4)	40,628	51,478	121,917	154,435
Total operating expenses	982,372	385,251	2,121,673	2,029,144
Loss from operations	(1,787,372)	(366,183)	(2,120,127)	(2,390,929)
Net foreign exchange gain (loss)	(34,965)	123,171	(9,421)	100,320
Interest income	0	0	0	0
Interest expense	(66,890)	(53,031)	(169,538)	(227,060)
Financing cost	0	0	0	0
Other income (Note 13)	0	0	0	0
Loss on disposal of asset	0	0	0	500,000
Net (loss) income and comprehensive (loss) income	$ (1,889,227)	$ (296,043)	$ (2,299,086)	$ (2,017,669)
Net (loss) income per common share, basic and diluted	$ (0.06)	$ (0.01)	$ (0.07)	$ (0.07)
Weighted average number of common shares outstanding basic and diluted	33,092,665	33,092,665	33,092,665	28,213,586